Non-Cash Share-Based Compensation - Summary of Non-Cash Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	$ 2,835	$ 5,688
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	1,170	2,515
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	$ 1,665	$ 3,173